Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

14. Fair Value Measurements

The following table summarizes information regarding Nucor’s financial assets and liabilities that are measured at fair value as of December 31, 2017 and 2016 (in thousands). Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017
Assets:
Cash equivalents	$594,946	$594,946	$—	$—
Short-term investments	50,000	50,000	—	—
Foreign exchange contracts	479	—	479	—

Total assets	$645,425	$644,946	$479	$—

Liabilities:
Commodity contracts	$(8,531)	$—	$(8,531)	$—

As of December 31, 2016
Assets:
Cash equivalents	$1,609,523	$1,609,523	$—	$—
Short-term investments	150,000	150,000	—	—
Commodity and foreign exchange contracts	2,029	—	2,029	—

Total assets	$1,761,552	$1,759,523	$2,029	$—

Liabilities:
Commodity contracts	$(605)	$—	$(605)	$—

Fair value measurements for Nucor’s cash equivalents and short-term investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor’s derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates. There were no transfers between levels in the fair value hierarchy for the periods presented.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.19 billion at December 31, 2017 ($4.70 billion at December 31, 2016). The debt fair value estimates are classified under Level 2 because such estimates are based on readily available market prices of our debt at December 31, 2017 and 2016, or similar debt with the same maturities, ratings and interest rates.

Disclosures are required for certain assets and liabilities that are measured at fair value, but are recognized and disclosed on a nonrecurring basis in periods subsequent to initial recognition. For Nucor, our equity investment in Duferdofin Nucor was measured at fair value as a result of the impairment recorded in 2015 (see Note 9).